Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of (loss) income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ thousands)	2020	2019	2018
United Kingdom	(354,563)	35,401	195,629
United States	(776,396)	(301,307)	(363,507)
Italy	228,744	350,731	365,463
Other	54,508	43,182	(63,717)
	(847,707)	128,007	133,868

Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ thousands)	2020	2019	2018
Current:
United Kingdom	(819)	1,803	3,579
United States	10,045	46,288	(12,028)
Italy	66,073	104,368	141,496
Other	30,866	49,329	45,942
	106,165	201,788	178,989
Deferred:
United Kingdom	(190)	(78)	(282)
United States	(61,791)	(68,789)	(20,900)
Italy	(876)	914	(3,517)
Other	(15,610)	(3,078)	(10,126)
	(78,467)	(71,031)	(34,825)
	27,698	130,757	144,164

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes, with the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to (loss) income from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ thousands)	2020	2019	2018
(Loss) income from continuing operations before provision for income taxes	(847,707)	128,007	133,868
United Kingdom statutory tax rate	19.00%	19.00%	19.00%
Statutory tax expense (benefit)	(161,064)	24,321	25,435

Change in valuation allowances	127,955	507	(13,723)
Non-deductible goodwill impairment	56,240	18,810	22,420
Base erosion and anti-abuse (“BEAT”) tax	12,926	31,340	13,769
Foreign tax expense, net of U.S. federal benefit	9,754	13,585	14,930
IRAP and state taxes	9,275	22,946	30,351
GILTI tax	2,517	4,575	11,079
Change in unrecognized tax benefits	1,295	6,637	9,166
Italian allowance for corporate equity	(3,841)	(2,380)	(3,328)
Foreign tax and statutory rate differential (1)	(13,988)	2,974	48,040
Tax Law Changes	(19,627)	—	—
Tax impact of Tax Act	—	—	(10,852)
Italian tax settlement	—	—	16,664
Non-taxable foreign exchange gain	—	(3,744)	(12,384)
Non-taxable gains on investments	—	(6,225)	—
Other	6,256	17,411	(7,403)
	27,698	130,757	144,164

Effective tax rate	(3.3)%	102.1%	107.7%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2020	2019
Deferred tax assets:
Net operating losses	299,885	175,342
Section 163(j) interest limitation	154,925	93,522
Provisions not currently deductible for tax purposes	88,084	127,132
Lease liabilities	70,384	79,328
Jackpot timing differences	38,724	40,550
Depreciation and amortization	26,325	30,296
Inventory reserves	2,438	3,437
Other	47,377	44,459
Gross deferred tax assets	728,142	594,066
Valuation allowance	(284,088)	(156,133)
Deferred tax assets, net of valuation allowance	444,054	437,933

Deferred tax liabilities:
Acquired intangible assets	506,238	533,732
Depreciation and amortization	160,898	174,970
Lease right-of-use assets	65,015	74,201
Other	11,796	20,962
Total deferred tax liabilities	743,947	803,865
Net deferred income tax liability	(299,893)	(365,932)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ thousands)	2020	2019
Deferred income taxes - non-current asset	33,117	27,108
Deferred income taxes - non-current liability	(333,010)	(393,040)
	(299,893)	(365,932)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	156,133	170,831	184,554
Expiration of tax attributes	—	(15,205)	—
Net charges to (income) expense	127,955	507	(13,723)
Balance at end of year	284,088	156,133	170,831

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	29,175	26,635	20,975
Additions to tax positions - current year	498	717	11,947
Additions to tax positions - prior years	335	2,358	16,973
Reductions to tax positions - prior years	(2,259)	—	(4,610)
Settlements	—	—	(17,238)
Lapses in statutes of limitations	(525)	(535)	(1,412)
Balance at end of year	27,224	29,175	26,635